Investments in Associates & Joint Ventures - Schedule of investment in associate and joint ventures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance	$ 76,306	$ 52,849
Cash consideration of investment	5,033	30,386
Capitalized transaction costs	0	109
Share of net loss for the year	(6,505)	(6,331)
Impairment	0	(707)
Foreign exchange loss through OCI	(155)	0
Ending Balance	74,679	76,306
Truss LP
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance	74,966	51,786
Cash consideration of investment	4,250	29,155
Capitalized transaction costs	0	0
Share of net loss for the year	(6,343)	(5,975)
Impairment	0	0
Foreign exchange loss through OCI	0	0
Ending Balance	72,873	74,966
Other
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance	1,340	1,063
Cash consideration of investment	783	1,231
Capitalized transaction costs	0	109
Share of net loss for the year	(162)	(356)
Impairment	0	(707)
Foreign exchange loss through OCI	(155)	0
Ending Balance	$ 1,806	$ 1,340